Pioneer CAT Bond Fund
Schedule of Investments  |  January 31, 2023

A: ACBAX	C: —	K: ACBKX	Y: CBYYX

Schedule of Investments  |  1/31/23
(unaudited)

Principal Amount USD ($)		Value
	Insurance-Linked Securities — 15.7% of Net Assets#
	Event Linked Bonds — 15.7%
	Multiperil - Europe — 1.6%
250,000(a)	Atlas Capital Re, 8.70%, (3 Month U.S. Treasury Bill + 830 bps), 6/10/24 (144A)	$ 237,250
	Multiperil – U.S. — 8.5%
250,000(a)	Caelus Re VI, 9.994%, (3 Month U.S. Treasury Bill + 538 bps), 6/7/24 (144A)	$ 239,525
400,000(a)	Four Lakes Re, 14.774%, (3 Month U.S. Treasury Bill + 1,016 bps), 1/5/24 (144A)	336,000
250,000(a)	Residential Re, 10.809%, (3 Month U.S. Treasury Bill + 618 bps), 12/6/24 (144A)	238,000
250,000(a)	Sanders Re II, 7.704%, (3 Month U.S. Treasury Bill + 309 bps), 4/7/25 (144A)	234,250
250,000(a)	Sussex Re, 12.803%, (3 Month U.S. Treasury Bill + 818 bps), 1/8/25 (144A)	222,375
		$1,270,150
	Multiperil – U.S. & Canada — 4.3%
250,000(a)	Mona Lisa Re, 11.623%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	$ 216,250
250,000(a)	Mystic Re IV, 11.69%, (3 Month U.S. Treasury Bill + 1,169 bps), 1/8/25 (144A)	198,750
250,000(a)	Vista Re, 10.989%, (3 Month U.S. Treasury Bill + 636 bps), 5/21/24 (144A)	227,750
		$642,750
	Windstorm – U.S. — 1.3%
250,000(a)	Bonanza Re, 10.364%, (3 Month U.S. Treasury Bill + 575 bps), 3/16/25 (144A)	$ 200,000
	Total Event Linked Bonds	$2,350,150
	Total Insurance-Linked Securities (Cost $2,370,709)	$2,350,150

1Pioneer CAT Bond Fund |  | 1/31/23

Shares		Value
	SHORT TERM INVESTMENTS — 92.8% of Net Assets
	Open-End Fund — 92.8%
13,914,407(b)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$13,914,407
		$13,914,407
	TOTAL SHORT TERM INVESTMENTS (Cost $13,914,407)	$13,914,407
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 108.5% (Cost $16,285,116)	$16,264,557
	OTHER ASSETS AND LIABILITIES — (8.5)%	$(1,279,209)
	net assets — 100.0%	$14,985,348

bps	Basis Points.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2023, the value of these securities amounted to $2,350,150, or 15.7% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2023.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2023.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Atlas Capital Re	1/31/2023	$237,500	$237,250
Bonanza Re	1/27/2023	201,304	200,000
Caelus Re VI	1/30/2023	241,875	239,525
Four Lakes Re	1/31/2023	336,600	336,000
Mona Lisa Re	1/27/2023	223,152	216,250
Mystic Re IV	1/31/2023	200,000	198,750
Residential Re	1/30/2023	240,000	238,000
Sanders Re II	1/30/2023	234,375	234,250
Sussex Re	1/27/2023	228,028	222,375
Vista Re	1/30/2023	227,875	227,750
Total Restricted Securities			$2,350,150
% of Net assets			15.7%
Pioneer CAT Bond Fund |  | 1/31/232

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Event Linked Bonds	$—	$2,350,150	$—	$2,350,150
Open-End Fund	13,914,407	—	—	13,914,407
Total Investments in Securities	$13,914,407	$2,350,150	$—	$16,264,557
During the period ended January 31, 2023, there were no transfers in or out of Level 3.
3Pioneer CAT Bond Fund |  | 1/31/23